Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207.15
Offering Note	The deferred compensation obligations being registered are general unsecured obligations of Rhythm Pharmaceuticals, Inc. to pay deferred compensation in accordance with the terms of the Rhythm Pharmaceuticals, Inc. Deferred Compensation Plan (Directors) (the "Deferred Compensation Plan"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Deferred Compensation Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, based upon an estimate of the amount of compensation participants may defer under the Deferred Compensation Plan.